Note 16 - Share-based Payments (Details Textual)		1 Months Ended	12 Months Ended			13 Months Ended	25 Months Ended
	Feb. 21, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2018 CAD ($) shares	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2018 shares
Statement Line Items [Line Items]
Option life, share options granted			5.89	4.94	4.2	4.94
Number of share options granted in share-based payment arrangement			1,121,500	1,300,400	109,188	1,300,400
Number of share options exercised in share-based payment arrangement					250
Weighted average share price	$ 2.65
Expense from share-based payment transactions with employees		$ 86,000	$ 929,000	$ 588,000	$ 309,000	$ 674,000
Corporation stock option plan [member]
Statement Line Items [Line Items]
Maximum number of shares authorized | shares			2,940,511				2,940,511
Maximum number of shares authorized as percentage			20.00%				20.00%
Option life, share options granted							10
Weighted average grant date fair value options granted in share-based payment arrangement			$ 1.22	1.40	$ 2.14	$ 1.40
Number of share options granted in share-based payment arrangement		0			0	0
Number of share options exercised in share-based payment arrangement			0			0
Weighted average share price					$ 4.20
Expense from share-based payment transactions with employees		$ 86,000	$ 929,000	$ 588,000	234,000	$ 674,000
Corporation stock option plan [member] | Related parties [member]
Statement Line Items [Line Items]
Maximum number of shares authorized as percentage			10.00%				10.00%
Corporation stock option plan [member] | Shareholders exceeding 5% issued and outstanding stock [member]
Statement Line Items [Line Items]
Maximum number of shares authorized as percentage			5.00%				5.00%
Corporation stock option plan [member] | Consultants [member]
Statement Line Items [Line Items]
Maximum number of shares authorized as percentage			2.00%				2.00%
Corporation stock option plan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Description of vesting period, share option granted							18
Corporation equity incentive plan [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees		$ 0	$ 0		$ 64,000	$ 0
Number of other equity instruments outstanding in share-based payment arrangement at end of period		0	0	0		0	0